UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2005

                     (CAN SLIM TM SELECT GROWTH FUND LOGO)
                Advised by Duncan-Hurst Capital management, L.P.

                              WWW.DUNCAN-HURST.COM

Dear Shareholder:

I'd like to take this opportunity to welcome you to the CAN SLIMTM Select Growth Fund advised by Duncan-Hurst Capital Management, L.P. Enclosed is the first Semi-Annual Report, which contains the financial statement for the period September 26, 2005 to September 30, 2005.

We encourage you to visit our website at WWW.DUNCAN-HURST.COM for regular updates on the Fund. As the adviser to a new mutual fund, we are very interested and appreciative of your feedback. If you have encountered any problems or have suggestions to improve our service, please call us or email your comments to FUNDS@DHCM.COM.

Thank you for your investment in the CAN SLIMTM Select Growth Fund. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ William H. Duncan, Jr.
William H. Duncan, Jr.
Portfolio Manager

The "CAN SLIMTM Select" in the Fund's name refers to the CAN SLIMTM Select List published by IBDTM on its website, www.investors.com. The "CAN SLIMTM Select" mark has been licensed to the Adviser by IBDTM for use in connection with the Fund under certain circumstances.

Must be preceded or accompanied by a prospectus.

THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH WILL INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND INVESTS IN SMALL-AND MEDIUM-CAPITALIZATION COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. THE FUND WILL EXPERIENCE SIGNIFICANT PORTFOLIO TURNOVER, WHICH MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE FUND'S SHAREHOLDERS. MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

Distributed by Quasar Distributors, LLC  (11/05)

EXPENSE EXAMPLE
FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)*<F1>

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/26/05 - 9/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than one month after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   BEGINNING           ENDING             EXPENSES PAID
                    ACCOUNT            ACCOUNT            DURING PERIOD
                 VALUE 9/26/05      VALUE 9/30/05    9/26/05 - 9/30/05**<F2>
                 -------------      -------------    -----------------------
Actual              $1,000             $1,019                 $0.24
Hypothetical
  (5% return
  before expenses)   1,000              1,000                  0.23

*<F1>     Fund commenced operations on September 26, 2005.
**<F2> Expenses are equal to the Fund's annualized expense ratio of 1.70% multiplied by the average account value over the period multiplied by 5/365 (to reflect the five day period).

SECTOR ALLOCATION
AT SEPTEMBER 30, 2005 (UNAUDITED)

          Consumer Discretionary                      12.56%
          Consumer Staples                             2.87%
          Energy                                      29.11%
          Financials                                   7.53%
          Health Care                                 13.73%
          Industrials                                  4.05%
          Information Technology                       6.76%
          Materials                                    3.84%
          Telecommunication Services                   1.13%
          Utilities                                    1.70%
          Cash*<F3>                                   16.72%

*<F3>     Cash equivalents and other assets less liabilities.

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2005 (UNAUDITED)

    SHARES                                                         VALUE
    ------                                                         -----
COMMON STOCKS: 81.0%
AUTOMOBILES & COMPONENTS: 1.4%
       890  LKQ Corp.*<F4>                                       $   26,878
                                                                 ----------
BANKS: 0.8%
       180  First Regional Bancorp*<F4>                              14,182
                                                                 ----------
CAPITAL GOODS: 3.3%
       340  Aviall, Inc.*<F4>                                        11,485
       330  Joy Global, Inc.                                         16,652
       630  Precision Castparts Corp.                                33,453
                                                                 ----------
                                                                     61,590
                                                                 ----------
CONSUMER DURABLES & APPAREL: 5.6%
       260  Carter's, Inc.*<F4>                                      14,768
       990  D.R. Horton, Inc.                                        35,858
       570  Forward Industries, Inc.*<F4>                            13,378
       470  Gildan Activewear, Inc.*<F4>#<F5>                        17,968
       300  KB Home                                                  21,960
                                                                 ----------
                                                                    103,932
                                                                 ----------
DIVERSIFIED FINANCIALS: 3.5%
        90  Chicago Mercantile Exchange Holdings, Inc.               30,357
       420  CompuCredit Corp.*<F4>                                   18,656
       150  Legg Mason, Inc.                                         16,453
                                                                 ----------
                                                                     65,466
                                                                 ----------
ENERGY EQUIPMENT & SERVICES: 11.7%
       280  Cal Dive International, Inc.*<F4>                        17,755
       410  Dril-Quip, Inc.*<F4>                                     19,680
       500  Grant Prideco, Inc.*<F4>                                 20,325
       250  Halliburton Co.                                          17,130
       490  Hornbeck Offshore Services, Inc.*<F4>                    17,949
       140  Hydril*<F4>                                               9,610
       260  Lufkin Industries, Inc.                                  11,323
       280  National Oilwell Varco, Inc.*<F4>                        18,424
       400  Natural Gas Services Group*<F4>                          14,092
       630  Oil States International, Inc.*<F4>                      22,875
       770  Patterson-UTI Energy, Inc.                               27,781
       140  Tenaris S.A. - ADR                                       19,298
                                                                 ----------
                                                                    216,242
                                                                 ----------
FOOD & STAPLES RETAILING: 0.8%
       110  Whole Foods Market, Inc.                                 14,789
                                                                 ----------
FOOD, BEVERAGE & TOBACCO: 1.2%
       470  Hansen Natural Corp.*<F4>                                22,128
                                                                 ----------
HEALTHCARE EQUIPMENT & SERVICES: 11.6%
       150  Alcon, Inc.#<F5>                                         19,182
       410  American Healthways, Inc.*<F4>                           17,384
       490  Cerner Corp.*<F4>                                        42,596
       300  Express Scripts, Inc.*<F4>                               18,660
       630  Horizon Health Corp.*<F4>                                17,117
       230  Humana, Inc.*<F4>                                        11,012
       230  Intuitive Surgical, Inc.*<F4>                            16,857
       680  Meridian Bioscience, Inc.                                14,076
       150  Psychiatric Solutions, Inc.*<F4>                          8,134
       550  Radiation Therapy Services, Inc.*<F4>                    17,523
       410  Syneron Medical Ltd.*<F4>#<F5>                           14,981
       230  Wellpoint, Inc.*<F4>                                     17,439
                                                                 ----------
                                                                    214,961
                                                                 ----------
HOTELS, RESTAURANTS & LEISURE: 1.8%
       760  MGM Mirage*<F4>                                          33,265
                                                                 ----------
HOUSEHOLD & PERSONAL PRODUCTS: 0.9%
       560  Parlux Fragrances, Inc.*<F4>                             16,318
                                                                 ----------
MATERIALS: 2.0%
       140  Consol Energy, Inc.                                      10,678
       420  Florida Rock Industries, Inc.                            26,918
                                                                 ----------
                                                                     37,596
                                                                 ----------
OIL & GAS: 17.5%
       230  Burlington Resources, Inc.                               18,704
       300  Canadian Natural Resources Ltd.#<F5>                     13,557
       500  Chesapeake Energy Corp.                                  19,125
       500  Encore Acquisition Co.*<F4>                              19,425
       230  EOG Resources, Inc.                                      17,227
       230  Occidental Petroleum Corp.                               19,649
       470  Quicksilver Resources, Inc.*<F4>                         22,461
       770  Range Resources Corp.                                    29,730
       470  St. Mary Land & Exploration Co.                          17,202
       610  Southwestern Energy Co.*<F4>                             44,774
       360  Swift Energy Co.*<F4>                                    16,470
       420  Ultra Petroleum Corp.*<F4>#<F5>                          23,890
       300  Valero Energy Corp.                                      33,918
       610  XTO Energy, Inc.                                         27,645
                                                                 ----------
                                                                    323,777
                                                                 ----------
PHARMACEUTICALS & BIOTECHNOLOGY: 2.1%
       310  Celgene Corp.*<F4>                                       16,839
     1,060  Lifecell Corp.*<F4>                                      22,928
                                                                 ----------
                                                                     39,767
                                                                 ----------
REAL ESTATE: 1.0%
       360  C.B. Richard Ellis Group, Inc. - Class A*<F4>            17,712
                                                                 ----------
RETAILING: 3.7%
       340  Building Material Holding Corp.                          31,685
       770  Coldwater Creek, Inc.*<F4>                               19,419
       470  DXP Enterprises, Inc.*<F4>                               10,514
       230  GameStop Corp. - Class A*<F4>                             7,238
                                                                 ----------
                                                                     68,856
                                                                 ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
       470  Marvell Technology Group Ltd.*<F4>#<F5>                  21,672
                                                                 ----------
SOFTWARE & SERVICES: 2.7%
       410  Captiva Software Corp.*<F4>                               7,364
        80  Google, Inc. - Class A*<F4>                              25,317
       550  Talx Corp.                                               18,034
                                                                 ----------
                                                                     50,715
                                                                 ----------
TECHNOLOGY HARDWARE & EQUIPMENT: 2.9%
       480  Apple Computer, Inc.*<F4>                                25,733
       300  Rimage Corp.*<F4>                                         8,001
       400  SanDisk Corp.*<F4>                                       19,300
                                                                 ----------
                                                                     53,034
                                                                 ----------
TELECOMMUNICATION SERVICES: 1.1%
       800  America Movil SA de CV - ADR                             21,056
                                                                 ----------
TRANSPORTATION: 0.7%
       340  Grupo Aeroportuario
              del Sureste SA de CV - ADR                             13,566
                                                                 ----------
UTILITIES: 1.7%
       230  Questar Corp.                                            20,268
       400  UGI Corp.                                                11,260
                                                                 ----------
                                                                     31,528
                                                                 ----------
TOTAL COMMON STOCKS
  (cost $1,445,668)                                               1,469,030
                                                                 ----------

     UNITS
     -----
INVESTMENT COMPANY: 1.8%
MATERIALS: 1.8%
       790  Fording Canadian Coal Trust#<F5>                         33,630
                                                                 ----------
TOTAL INVESTMENT COMPANY
  (cost $29,450)                                                     33,630
                                                                 ----------
    SHARES
    ------
PREFERRED STOCKS: 2.3%
BANKS: 2.3%
       160  Banco Itau Holding Financeira SA - ADR                   18,986
     1,060  BanColombia SA - ADR                                     23,267
                                                                 ----------
                                                                     42,253
                                                                 ----------
TOTAL PREFERRED STOCKS
  (cost $42,053)                                                     42,253
                                                                 ----------

SHORT-TERM INVESTMENTS: 42.7%
MONEY MARKET INVESTMENT: 42.7%
   792,794  UMB Money Market Fiduciary                              792,794
                                                                 ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $792,794)                                                   792,794
                                                                 ----------
TOTAL INVESTMENTS IN SECURITIES: 126.0%
  (cost  $2,309,965)                                              2,337,707
Liabilities in excess of Other Assets: (26.0)%                     (482,541)
                                                                 ----------
NET ASSETS:  100.0%                                              $1,855,166
                                                                 ----------
                                                                 ----------

*<F4>     Non-income producing security.
#<F5>     U.S. Security of foreign company.
ADR American Depositary Receipt.

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
  Investments in securities, at value (cost $2,309,965)          $2,337,707
  Receivables:
     Dividends and interest                                             830
     Due from adviser                                                 1,794
     Fund shares sold                                               164,700
                                                                 ----------
         Total assets                                             2,505,031
                                                                 ----------
LIABILITIES
  Payables:
     Due to custodian                                                49,666
     Investments purchased                                          598,323
     Administration fees                                                384
     Distribution fees                                                   32
     Fund accounting fees                                               359
     Transfer agent fees                                                271
     Chief compliance officer fees                                       55
  Accrued expenses                                                      775
                                                                 ----------
         Total liabilities                                          649,865
                                                                 ----------

NET ASSETS                                                       $1,855,166
                                                                 ----------
                                                                 ----------
  Shares outstanding (unlimited number
    of shares authorized, without par value)                        182,059
                                                                 ----------
                                                                 ----------
  Net asset value, offering and
    redemption price per share                                   $    10.19
                                                                 ----------
                                                                 ----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                                $1,826,882
  Accumulated net investment income                                     611
  Accumulated net realized loss on investments                          (69)
  Net unrealized appreciation on investments                         27,742
                                                                 ----------
         Net assets                                              $1,855,166
                                                                 ----------
                                                                 ----------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2005*<F6>

INVESTMENT INCOME
  Income
     Dividends (net of foreign taxes withheld of $110)              $   661
     Interest                                                           169
                                                                    -------
       Total Income                                                     830
                                                                    -------
  Expenses
     Administration fees                                                384
     Fund accounting fees                                               359
     Registration fees                                                  336
     Transfer agent fees                                                271
     Audit fees                                                         142
     Shareholder reporting                                              137
     Advisory fees                                                      129
     Custody fees                                                        98
     Legal fees                                                          88
     Miscellaneous fees                                                  18
     Trustee fees                                                        66
     Chief compliance officer fees                                       55
     Distribution fees                                                   32
     Insurance expense                                                   27
                                                                    -------
       Total expenses                                                 2,142
       Less:  fees waived (See Note 3)                               (1,923)
                                                                    -------
       Net expenses                                                     219
                                                                    -------
           NET INVESTMENT INCOME                                        611
                                                                    -------
REALIZED AND UNREALIZED GAIN/LOSS
  ON INVESTMENTS
  Net realized loss on investments                                      (69)
  Change in net unrealized appreciation on investments               27,742
                                                                    -------
       Net realized and unrealized gain on investments               27,673
                                                                    -------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                              $28,284
                                                                    -------
                                                                    -------

*<F6>     Fund commenced operations on September 26, 2005.

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED
                                                      SEPTEMBER 30, 2005*<F8>
                                                      -----------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                     $      611
  Net realized gain on investments                                 (69)
  Change in net unrealized appreciation/
    (depreciation) on investments                               27,742
                                                            ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                                28,284
                                                            ----------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F7>                 1,826,882
                                                            ----------
     TOTAL INCREASE IN NET ASSETS                            1,855,166
                                                            ----------

NET ASSETS
  Beginning of period                                               --
                                                            ----------
  END OF PERIOD                                             $1,855,166
                                                            ----------
                                                            ----------

(a)<F7>  A summary of capital share transactions is as follows:

                                                 PERIOD ENDED
                                            SEPTEMBER 30, 2005*<F8>
                                           -------------------------
                                           SHARES             VALUE
                                           ------             -----
Shares sold                                182,059          $1,826,882
Shares redeemed                                 --                  --
                                           -------          ----------
Net decrease                               182,059          $1,826,882
                                           -------          ----------
                                           -------          ----------

*<F8>     Fund commenced operations on September 26, 2005.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            PERIOD ENDED
                                                       SEPTEMBER 30, 2005*<F9>
                                                       -----------------------
Net asset value, beginning of period                            $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             --
  Net realized and unrealized
    gain (loss) on investments                                    0.19
                                                                ------
  Total from investment operations                                0.19
                                                                ------
LESS DISTRIBUTIONS:
  From net investment income                                        --
  From net realized gain                                            --
                                                                ------
  Total distributions                                               --
                                                                ------
  Paid-in capital from redemption fees (Note 2)                     --
                                                                ------
  Net asset value, end of period                                $10.19
                                                                ------
                                                                ------
  Total return                                             1.90%^<F11>

RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)                            $1.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed                       16.62%+<F10>
  After fees waived and expenses absorbed                         1.70%+<F10>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed                      (10.18)%+<F10>
  After fees waived and expenses absorbed                        (4.74)%+<F10>

  Portfolio turnover rate                                         0.64%^<F11>

*<F9>     Fund commenced operations on September 26, 2005.
+<F10>    Annualized.
^<F11>    Not annualized.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2005 (UNAUDITED)

NOTE 1 - ORGANIZATION

The CAN SLIMTM Select Growth Fund, Advised by Duncan-Hurst Capital Management, L.P. (the "Fund") is a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund commenced operations on September 26, 2005. The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     The Fund may invest in securities traded on foreign exchanges (see "Foreign Currency" below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund's net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than one month. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

C. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

D. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

E. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

F. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Duncan-Hurst Capital Management, L.P. (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended September 30, 2005, the advisory fees incurred were $129.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses by reducing all or a portion of their fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that the Fund's ratio of expenses to average net assets will not exceed an annual rate of 1.70%.

Any reduction in advisory fees or payment of expenses made by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the period ended September 30, 2005, the Adviser waived fees of $129 and absorbed expenses of $1,794.

At September 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $1,923. The Adviser may recapture a portion of the above amount no later than March 31, 2008.

U.S. Bancorp Fund Services, LLC, ("USBFS") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee from the Fund at the following annual rates (subject to a minimum fee of $35,000):

Under $75 million             0.20% of average daily net assets
$75 to $150 million           0.15% of average daily net assets
$150 to $200 million          0.10% of average daily net assets
Over $200 million             0.05% of average daily net assets

For the period ended September 30, 2005, the Fund incurred $384 in administration fees.

UMB Bank, N.A., serves as custodian and USBFS serves as transfer agent and accounting services agent for the Funds.

Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

For the period ended September 30, 2005, the Fund was allocated $55 in Chief Compliance Officer Fees.

NOTE 4 - DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Adviser as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the period ended September 30, 2005, the Fund paid fees pursuant to the plan to the Adviser, as Distribution Coordinator, of $32.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sales of securities, other than short-term investments, for the period ended September 30, 2005, were $1,527,106 and $9,866, respectively.

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its Officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and Officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



                                                                                          NUMBER OF
                                             TERM OF                                      PORTFOLIOS
                                             OFFICE AND     PRINCIPAL                     IN FUND
                              POSITION       LENGTH         OCCUPATION                    COMPLEX***<F14>          OTHER
NAME, ADDRESS                 WITH THE       OF TIME        DURING PAST                   OVERSEEN BY              DIRECTORSHIPS
AND AGE                       TRUST          SERVED         FIVE YEARS                    TRUSTEES                 HELD
-------                       -----          ------         ----------                    --------                 ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F12>        Chairman       Indefinite     President, Talon              1                        None.
(born 1943)                   and            Term           Industries, Inc.
2020 E. Financial Way         Trustee        since          (administrative,
Suite 100                                    May 1991.      management and
Glendora, CA 91741                                          business consulting);
                                                            formerly Chief
                                                            Operating Officer,
                                                            Integrated Asset
                                                            Management
                                                            (investment adviser
                                                            and manager) and
                                                            formerly President,
                                                            Value Line, Inc.
                                                            (investment advisory
                                                            and financial
                                                            publishing firm).

Wallace L. Cook*<F12>         Trustee        Indefinite     Financial Consultant;         1                        None.
(born 1939)                                  Term           formerly Senior
2020 E. Financial Way                        since          Vice President,
Suite 100                                    May 1991.      Rockefeller Trust
Glendora, CA 91741                                          Co.; Financial
                                                            Counselor,
                                                            Rockefeller & Co.

Carl A. Froebel*<F12>         Trustee        Indefinite     Owner, Golf                   1                        None.
(born 1938)                                  Term           Adventures, LLC,
2020 E. Financial Way                        since          (Vacation Services).
Suite 100                                    May 1991.      Formerly President
Glendora, CA 91741                                          and Founder,
                                                            National Investor
                                                            Data Services, Inc.
                                                            (investment related
                                                            computer software).

Rowley W.P. Redington*<F12>   Trustee        Indefinite     President; Intertech          1                        None.
(born 1944)                                  Term           Computer Services
2020 E. Financial Way                        since          Corp. (computer
Suite 100                                    May 1991.      services and
Glendora, CA 91741                                          consulting).

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F13>     Trustee        Indefinite     Consultant since              1                        Trustee,
(born 1950)                                  Term           July 2001; formerly,                                   Managers
2020 E. Financial Way                        since          Executive Vice                                         Funds; Trustee,
Suite 100                                    May 1991.      President, Investment                                  Managers
Glendora, CA 91741                                          Company                                                AMG Funds.
                                                            Administration, LLC
                                                            ("ICA") (mutual
                                                            fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky              President      Indefinite     Vice President,               1                        Not
(born 1947)                                  Term since     U.S. Bancorp Fund                                      Applicable.
2020 E. Financial Way                        Aug. 2002.     Services, LLC
Suite 100                     Chief          Indefinite     since July 2001;
Glendora, CA 91741            Compliance     Term since     formerly, Senior
                              Officer        Sept. 2004     Vice President,
                                                            ICA (May 1997-
                                                            July 2001).

Eric W. Falkeis               Treasurer      Indefinite     Vice President,               1                        Not
(born 1973)                                  Term           U.S. Bancorp Fund                                      Applicable.
615 East Michigan St.                        since          Services, LLC
Milwaukee, WI 53202                          August         since 1997; Chief
                                             2002.          Financial Officer,
                                                            Quasar Distributors,
                                                            LLC since 2000.

Chad E. Fickett               Secretary      Indefinite     Vice President,               1                        Not
(born 1973)                                  Term           U.S. Bancorp Fund                                      Applicable.
615 East Michigan St.                        since          Services, LLC
Milwaukee, WI 53202                          March          since July 2000.
                                             2002.


*<F12> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F13> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F14> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on March 14, 2005, the Board (including the Independent Trustees) considered and approved the Advisory Agreement for a two year period ending August 31, 2007. Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser. This information together with the information provided to the Independent Trustees throughout the course of the year from the Adviser's prior relationship with the Trust formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the Adviser's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, and the Adviser's business continuity plan. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management to be delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of other funds managed by the Adviser on both an absolute basis, and in comparison to their respective peer funds as classified by Lipper.

     In determining whether to approve the advisory agreement for the Fund, the Board also considered the prior relationship between the Adviser and the Trust, as well as the Board's knowledge of the Adviser's operations. They also compared the Adviser's performance to its peer groups, stating that the Adviser's performance was comparable in total expenses and reimbursement and that it was in the median percentile of its peer group. The Board also reviewed a composite performance of the Fund and identified separate accounts managed by the Adviser. The Trustees then reviewed the compliance issues that were raised during the Board's experience with the Adviser. The Trustees concluded that the Adviser's performance was satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

     The Board noted that the Adviser had agreed to maintain an annual expense ratio of 1.70%. The Board also noted that the Fund's expenses appeared to be within range of the Adviser's other accounts of certain asset levels. After discussing issues and reviewing materials that were provided, the Trustees concluded that the Fund's expenses were fair and reasonable in comparison to its relevant peer group and the Adviser's private accounts.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Fund grow. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Adviser at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. In assessing profitability, the Trustees reviewed the Adviser's financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising a fund, noting in particular that the Adviser was contractually agreeing to reimburse or waive fees to maintain the Fund's expense limitation at 1.70%. The Board noted that they would receive information on soft dollar payments on a quarterly basis once the Fund was operational. The Board then reviewed and discussed the materials provided regarding the proposed 12b-1 Plan for the Fund and the Distribution Agreement. After further discussion, the Trustees concluded that the Adviser's profit from sponsoring the Fund would not be excessive and that the Adviser had maintained adequate profit levels to support the Fund.

No single factor was determinative of the Board's decision to approve the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders would receive reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

Information regarding how the CAN SLIMTM Select Growth Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-558-9105 or by accessing the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2006 will be available after August 31, 2006 by calling 1-800-558-9105 or through the SEC's website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

Beginning with the first and third fiscal quarters ending on or after December 31, 2005, the CAN SLIMTM Select Growth Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-558-9105. Furthermore, you will be able to obtain the Form N-Q on the SEC's website at www.sec.gov

                               INVESTMENT ADVISER
                               ------------------
                     Duncan-Hurst Capital Management, L.P.
                        4365 Executive Drive, Suite 1520
                              San Diego, CA 92121

                                  DISTRIBUTOR
                                  -----------
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                   ---------
                                 UMB Bank, N.A.
                              928 Grand Boulevard
                             Kansas City, MO 64106

                                 TRANSFER AGENT
                                 --------------
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                 ---------------------------------------------
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                                 -------------
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------
(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------

     By (Signature and Title /s/ Robert M. Slotky
                             --------------------
                             Robert M. Slotky, President

     Date  December 8, 2005
           ----------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F15>/s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President


     Date  December 8, 2005
           ----------------

     By (Signature and Title)*<F15>/s/ Eric W. Falkeis
                                   -------------------
                                   Eric W. Falkeis, Treasurer

     Date  December 7, 2005
           ----------------

*<F15> Print the name and title of each signing officer under his or her signature.